Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2016
Information Regarding Defined Benefit Plans

Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2015	2016	2015	2016
Change in benefit obligation
Benefit obligation at beginning of year	1,657,520	1,721,225	705,583	976,930
Service cost	73,256	78,611	41,147	47,544
Interest cost	21,746	17,509	37,993	40,340
Plan participants’ contributions	871	898	575	404
Plan amendments	(381)	(489)	3,217	(573)
Net actuarial (gain) loss	51,198	160,983	116,787	(22,332)
Acquisition and other	(18,523)	(138)	91,097	(63,107)
Benefits paid	(64,462)	(66,443)	(19,469)	(15,951)

Benefit obligation at end of year	1,721,225	1,912,156	976,930	963,255

Change in plan assets
Fair value of plan assets at beginning of year	1,244,466	1,447,802	580,982	713,528
Actual return on plan assets	212,908	(94,669)	59,800	11,042
Acquisition and other	(11,341)	(88)	74,171	(45,801)
Employer contributions	38,917	53,060	14,660	25,612
Plan participants’ contributions	871	898	575	404
Benefits paid	(38,019)	(37,767)	(16,660)	(11,984)

Fair value of plan assets at end of year	1,447,802	1,369,236	713,528	692,801

Funded status	273,423	542,920	263,402	270,454

Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans

Amounts recognized in the consolidated balance sheets as of March 31, 2015 and 2016 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2015	2016	2015	2016
Accrued expenses (Accrued pension and severance costs)	26,906	29,023	2,411	3,161
Accrued pension and severance costs	595,598	632,340	284,695	272,571
Investments and other assets - Other (Prepaid pension and severance costs)	(349,081)	(118,443)	(23,704)	(5,278)

Net amount recognized	273,423	542,920	263,402	270,454

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2015 and 2016 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2015	2016	2015	2016
Net actuarial loss	(110,948)	(395,686)	(133,594)	(137,443)
Prior service costs	43,879	39,699	(4,499)	(3,491)
Net transition obligation	—	—	—	—

Net amount recognized	(67,069)	(355,987)	(138,093)	(140,934)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2015	2016	2015	2016
Projected benefit obligation	838,224	892,078	341,416	311,256
Accumulated benefit obligation	805,107	863,593	324,160	300,026
Fair value of plan assets	217,738	242,096	65,533	66,183

Components of Net Periodic Pension Cost

Components of the net periodic pension cost are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2014	2015	2016	2014	2015	2016
Service cost	64,549	73,256	78,611	36,908	41,147	47,544
Interest cost	24,518	21,746	17,509	32,153	37,993	40,340
Expected return on plan assets	(26,768)	(31,255)	(35,012)	(34,059)	(40,784)	(44,616)
Amortization of prior service costs	(5,566)	(4,723)	(4,669)	359	377	435
Recognized net actuarial loss	12,562	7,302	5,850	5,224	2,892	7,121
Amortization of net transition obligation	—	—	—	—	—	—

Net periodic pension cost	69,295	66,326	62,289	40,585	41,625	50,824

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2014	2015	2016	2014	2015	2016
Net actuarial gain (loss)	71,890	130,455	(290,664)	52,253	(97,772)	(11,242)
Recognized net actuarial loss	12,562	7,302	5,850	5,224	2,892	7,121
Prior service costs	427	381	489	(96)	(3,217)	573
Amortization of prior service costs	(5,566)	(4,723)	(4,669)	359	377	435
Amortization of net transition obligation	—	—	—	—	—	—
Other	—	46	76	(7,605)	7,564	272

Total recognized in other comprehensive income (loss)	79,313	133,461	(288,918)	50,135	(90,156)	(2,841)

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Pension Cost

Weighted-average assumptions used to determine benefit obligations as of March 31, 2015 and 2016 are as follows:

	March 31,
	Japanese plans		Foreign plans
	2015	2016	2015	2016
Discount rate	1.1%	0.5%	4.0%	4.2%
Rate of compensation increase	2.5%	2.7%	4.4%	3.9%

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2014, 2015 and 2016 are as follows:

	For the years ended March 31,
	Japanese plans			Foreign plans
	2014	2015	2016	2014	2015	2016
Discount rate	1.7%	1.4%	1.1%	4.5%	4.8%	4.0%
Expected return on plan assets	2.6%	2.5%	2.5%	6.9%	6.7%	6.3%
Rate of compensation increase	2.2%	2.1%	2.5%	4.6%	4.5%	4.4%

Summary of Fair Value of Classes of Plan Assets

The following table summarizes the fair value of classes of plan assets as of March 31, 2015 and 2016. See note 27 to the consolidated financial statements for three levels of input which are used to measure fair value.

Japanese plans

	Yen in millions
	March 31, 2015
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	603,293	—	—	603,293
Commingled funds	—	163,543	—	163,543

	603,293	163,543	—	766,836

Debt securities
Government bonds	91,348	—	—	91,348
Commingled funds	—	247,261	—	247,261
Other	—	23,267	233	23,500

	91,348	270,528	233	362,109

Insurance contracts	—	175,068	—	175,068
Other	23,549	70,133	50,107	143,789

Total	718,190	679,272	50,340	1,447,802

	Yen in millions
	March 31, 2016
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	500,990	—	—	500,990
Commingled funds	—	168,297	—	168,297

	500,990	168,297	—	669,287

Debt securities
Government bonds	90,330	—	—	90,330
Commingled funds	—	249,565	—	249,565
Other	—	33,362	146	33,508

	90,330	282,927	146	373,403

Insurance contracts	—	198,074	—	198,074
Other	39,232	32,320	56,920	128,472

Total	630,552	681,618	57,066	1,369,236

Foreign plans

	Yen in millions
	March 31, 2015
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	244,542	—	—	244,542
Commingled funds	—	177,115	—	177,115

	244,542	177,115	—	421,657

Debt securities
Government bonds	67,534	—	—	67,534
Commingled funds	—	71,712	—	71,712
Other	3,691	52,501	—	56,192

	71,225	124,213	—	195,438

Insurance contracts	—	—	—	—
Other	16,839	12,764	66,830	96,433

Total	332,606	314,092	66,830	713,528

	Yen in millions
	March 31, 2016
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	201,967	—	—	201,967
Commingled funds	—	173,266	—	173,266

	201,967	173,266	—	375,233

Debt securities
Government bonds	75,222	—	—	75,222
Commingled funds	—	84,130	—	84,130
Other	—	47,583	—	47,583

	75,222	131,713	—	206,935

Insurance contracts	—	—	—	—
Other	12,566	15,308	82,759	110,633

Total	289,755	320,287	82,759	692,801

Changes in Level 3 Plan Assets Measured At Fair Value

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2014, 2015 and 2016:

Japanese plans

	Yen in millions
	For the years ended March 31,
	2014			2015			2016
	Debt securities	Other	Total	Debt securities	Other	Total	Debt securities	Other	Total
Balance at beginning of year	441	41,535	41,976	322	47,760	48,082	233	50,107	50,340
Actual return on plan assets	2	3,583	3,585	2	1,169	1,171	1	(965)	(964)
Purchases, sales and settlements	(121)	2,642	2,521	(91)	1,178	1,087	(88)	7,778	7,690
Other	—	—	—	—	—	—	—	—	—

Balance at end of year	322	47,760	48,082	233	50,107	50,340	146	56,920	57,066

Foreign plans

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
	Other	Other	Other
Balance at beginning of year	40,607	47,866	66,830
Actual return on plan assets	791	4,699	1,987
Purchases, sales and settlements	1,987	7,698	18,476
Other	4,481	6,567	(4,534)

Balance at end of year	47,866	66,830	82,759

Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Yen in millions
Years ending March 31,	Japanese plans	Foreign plans
2017	71,433	16,358
2018	73,067	36,437
2019	79,214	18,419
2020	80,526	19,979
2021	80,867	21,649
from 2022 to 2026	438,760	137,021

Total	823,867	249,863